Related Party Balances and Transactions - Schedule of Revenue Derived From Services Provided (Details) - Related Party [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Total revenue	¥ 7,897	¥ 32,192	¥ 141,595
Customers acquisition and referral service [Member]
Related Party Transaction [Line Items]
Total revenue	7,610	32,192	140,782
Others services [Member]
Related Party Transaction [Line Items]
Total revenue	¥ 287		¥ 813